Cash and cash equivalents - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Cash and cash equivalents
Impairment allowance	$ 0	$ 0